RELATED PARTY TRANSACTIONS - Transaction Bonus (Details) - USD ($) $ in Millions		3 Months Ended
	Jan. 16, 2020	Mar. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC | Contingent transaction bonus
Related Party Transaction [Line Items]
Transaction bonus	$ 5.3	$ 5.3